Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Document Period End Date	Dec. 31, 2024
Blueprint Chesapeake Multi-Asset Trend ETF
Shareholder Report [Line Items]
Fund Name	Blueprint Chesapeake Multi-Asset Trend ETF
Class Name	Blueprint Chesapeake Multi-Asset Trend ETF
Trading Symbol	TFPN
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report December 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.tfpnetf.com. You can also request this information by contacting us at 800-245-7339 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	800-245-7339
Additional Information Website	www.tfpnetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Net Assets	$ 140,707,000
Holdings Count | Holdings	389
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$140,707
Number of Holdings	389
Portfolio Turnover	42%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation). Common Stocks include Securities Sold Short.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Bills	7.8
United States Treasury Note/Bond	2.8
iShares Short-Term National Muni Bond ETF	2.6
iShares 0-5 Year TIPS Bond ETF	2.2
Vanguard Short-Term Corporate Bond ETF	1.8
London Cocoa	1.3
iShares TIPS Bond ETF	1.3
SPDR Bloomberg High Yield Bond ETF	1.1
iShares National Muni Bond ETF	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0